Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll and welfare	188,089	182,688
Balance of users’ virtual accounts	138,926	143,464
Payable for advertisement	119,635	126,063
Accrued professional services and related service fee	49,489	60,551
Other tax payables	49,136	42,490
VAT payable	24,932	31,549
Interest payable	1,545	30,550
Payable for repurchase of subsidiary’s share options	11,729	7,143
Others	47,136	79,912

Total	630,617	704,410